Debt (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
September 29, 2011 through December 31, 2011 [Member]
Excess Liquidity	$ 1,500,000
January 1, 2012 through March 31, 2012 [Member]
Excess Liquidity	1,750,000
April 1, 2012 through June 30, 2012 [Member]
Excess Liquidity	2,250,000
July 1, 2012 through September 30, 2012 [Member]
Excess Liquidity	2,750,000
October 1, 2012 through December 31, 2012 [Member]
Excess Liquidity	3,000,000
January 1, 2013 through June 30, 2013 [Member]
Excess Liquidity	2,500,000
July 1, 2013 through September 30, 2013 [Member]
Excess Liquidity	3,250,000
October 1, 2013 through March 31, 2014 [Member]
Excess Liquidity	3,500,000
April 1, 2014 through June 30, 2014 [Member]
Excess Liquidity	3,750,000
July 1, 2014 and thereafter [Member]
Excess Liquidity	$ 4,000,000